INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax
SCHEDULE OF INCOME TAX EXPENSE

	Consolidated
	2021 $	2020 $	2019 $
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	(7,077,619)	(6,098,930)	(6,425,604)
Tax at the Australian tax rate of 26% (2020: 27.50% and 2019: 27.50%)	(1,840,181)	(1,677,206)	(1,767,040)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	185,790	(3,971)	92,153
Research and development tax incentive	588,659	446,717	541,596
Other non-deductible items	—	888	590
Other assessable items	—	(26,764)	—
	(1,065,732)	(1,260,336)	(1,132,701)

Difference in overseas tax rates	16,688	26,526	41,009
Under /(over) provision	(235,653)	553,190	1,126,722
Temporary differences not recognised	(419,965)	(353,628)	(121,965)
Research and development tax credit	(275,631)	(206,250)	(238,084)
Tax losses not recognised	1,980,293	1,240,498	325,020
Income tax expense	—	—	—

SCHEDULE OF NET DEFERRED TAX ASSETS

Net deferred tax assets

Deferred tax assets not recognised
Property, plant and equipment	8,004	—	863
Capital raising costs	975,270	877,584	232,328
Intangible assets	1,701,477	1,832,075	1,893,220
Provisions	297,907	306,044	187,958
Total deferred tax assets	2,982,658	3,015,703	2,314,369
Deferred tax liabilities not recognised
Right-of-use assets	(34,735)	(119,384)	—
Total deferred tax liabilities	(34,735)	(119,384)	—
Net deferred tax assets on temporary differences not brought to account	2,947,923	(2,896,320)	(2,314,369)
Total net deferred tax assets	—	—	—

SCHEDULE OF TAX LOSSES

	Consolidated
	2021 $	2020 $	2019 $
Tax losses
Unused tax losses for which no deferred tax asset has been recognised	100,694,696	97,259,045	90,254,547
Potential tax benefit @ 26% (Australia)	19,165,603	18,727,578	17,563,730
Potential tax benefit @ 21% (USA)	5,665,976	6,123,340	5,541,152